Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Property and Equipment, Net (Textual)
Depreciation expense	$ 2,291	$ 0	$ 4,583		$ 764	$ 107